INCOME TAXES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Income tax reconciliation percentage of tax holiday exemption	6.31%	7.05%	10.99%
Valuation allowances	¥ 26,468	¥ 16,070	¥ 73,189
Tax loss carry-forward	¥ 60,344
Tax loss carry-forward, limitations on use	The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.
Minimum effective rate of tax on group annual revenue	15.00%
Deferred tax liabilities	¥ 47,234	40,115
Dividend withholding tax	70,450	40,115
Remaining undistributed earnings	2,420,395
Unrecognized tax benefits		0	240,319
Unrecognized tax benefits, interest expense or penalty	0	¥ 0	¥ 0
Expiring between 2026 to 2029
Income Taxes [Line Items]
Tax loss carry-forward	¥ 79,716
Shanghai Chuangzhen Software Co., Ltd.
Income Taxes [Line Items]
Income tax reconciliation tax holiday exemption amount				¥ 0	¥ 0
Income tax holiday exemption period				3 years	3 years
Income tax reconciliation percentage of tax holiday exemption				50.00%	50.00%
PRC
Income Taxes [Line Items]
Income tax rate	25.00%
Preferential tax rate	15.00%	15.00%	9.00%
PRC | Geerong Yunke Information Technology Co., Ltd
Income Taxes [Line Items]
Preferential tax rate	15.00%
PRC | Geerong Yunke Information Technology Co., Ltd | Minimum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2022
PRC | Geerong Yunke Information Technology Co., Ltd | Maximum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2024
PRC | Jiayin Shuke Information Technology Co., Ltd
Income Taxes [Line Items]
Preferential tax rate	15.00%
PRC | Jiayin Shuke Information Technology Co., Ltd | Minimum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2022
PRC | Jiayin Shuke Information Technology Co., Ltd | Maximum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2024
Hong Kong
Income Taxes [Line Items]
Effective income tax rate till two million	8.25%
Effective income tax rate above two million	16.50%
Indonesia
Income Taxes [Line Items]
Percentage of CIT rate	25
Percentage of Corporate Income Tax adjust		22	20	22
Nigeria
Income Taxes [Line Items]
Percentage of corporate income tax rate for large company	30